Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) lease branch lease_renewal_option	Dec. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($) branch
Lessee, Lease, Description [Line Items]
Lessee, number of operating leases | lease	58
Lessee, number of finance leases | branch	1
Lessee, number of total operating leases, noncurrent | lease	49
Lessee, number of total finance leases, noncurrent | branch	1
Lessee, operating and finance lease, number of options to renew | lease_renewal_option	1
Operating lease right-of-use assets	$ 49,537			$ 32,539
Operating lease liabilities	55,187			35,525
Finance leases	$ 1,588			$ 0
Lease expense		$ 5,019
Amortization of favorable lease intangibles		$ 90
Franklin Financial Network, Inc.
Lessee, Lease, Description [Line Items]
Lessee, number of finance leases | branch	1			0
Operating lease right-of-use assets	$ 23,972
Operating lease liabilities	23,972
Finance leases	$ 1,630
Forecast | Corporate headquarters
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets			$ 29,000
Operating lease liabilities			$ 30,000
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating and finance lease, term of contract	1 year
Lessee, operating and finance lease, renewal term	20 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating and finance lease, term of contract	35 years